Loan Servicing (Tables)	12 Months Ended
Dec. 31, 2016
Transfers and Servicing [Abstract]
Schedule of mortgage servicing rights measured using amortization method with aggregate activity in related valuation allowances
	2016	2015
Mortgage servicing rights
Balance, beginning of year	$645,067	$689,603
Additions	87,579	73,650
Write-downs	(72,580)	—
Amortization	(107,239)	(118,186)
Balance at end of year	552,827	645,067

Valuation allowances
Balance at beginning of year	47,354	56,969
Additions due to decreases in market value	38,967	—
Reduction due to write-downs	(72,580)	—
Reduction due to payoff of loans	(13,741)	(9,615)
Balances at end of year	0	47,354

Mortgage servicing assets, net	$552,827	$597,713

Fair value disclosures
Fair value as of the beginning of the period	$870,619	$979,699
Fair value as of the end of the period	$898,625	$870,619